Income Taxes (Schedule Of Components Of Income Tax Expense/(Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current, Federal	$ (29,507)	$ (219,211)	$ (3,129)
Current, State	6,196	(35,484)	6,313
Deferred, Federal	49,254	206,962	(153,902)
Deferred, State	(10,107)	26,551	(19,998)
Total income tax expense/(benefit)	$ 15,836	$ (21,182)	$ (170,716)